Document and Entity Information	12 Months Ended
Apr. 02, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	MASSMUTUAL SELECT FUNDS
Central Index Key	0000916053
Amendment Flag	false
Document Creation Date	Sep 17, 2012
Document Effective Date	Sep 17, 2012
Prospectus Date	Apr 2, 2012

MASSMUTUAL SELECT FUNDS

Supplement dated September 17, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Large Cap Value Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been modified as described below. The change will take effect 60 days from the date of this supplement.

The following information replaces the information found in the first paragraph under Principal Investment Strategies on pages 40-41 for the Large Cap Value Fund.

The Fund invests primarily in large-capitalization companies that the Fund's subadvisers, Columbia Management Investment Advisers, LLC ("Columbia Management") and Huber Capital Management, LLC ("Huber Capital Management"), believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of large-cap companies. The subadvisers currently define "large-cap" companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000 Index (as of August 31, 2012, between $220 million to $623.51 billion). The Fund has the flexibility to invest in companies of any size and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 2, 2012
Supplement [Text Block]	mmsf3_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 17, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Large Cap Value Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been modified as described below. The change will take effect 60 days from the date of this supplement.

The following information replaces the information found in the first paragraph under Principal Investment Strategies on pages 40-41 for the Large Cap Value Fund.

The Fund invests primarily in large-capitalization companies that the Fund's subadvisers, Columbia Management Investment Advisers, LLC ("Columbia Management") and Huber Capital Management, LLC ("Huber Capital Management"), believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of large-cap companies. The subadvisers currently define "large-cap" companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000 Index (as of August 31, 2012, between $220 million to $623.51 billion). The Fund has the flexibility to invest in companies of any size and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf3_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 17, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Large Cap Value Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been modified as described below. The change will take effect 60 days from the date of this supplement.

The following information replaces the information found in the first paragraph under Principal Investment Strategies on pages 40-41 for the Large Cap Value Fund.

The Fund invests primarily in large-capitalization companies that the Fund's subadvisers, Columbia Management Investment Advisers, LLC ("Columbia Management") and Huber Capital Management, LLC ("Huber Capital Management"), believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of large-cap companies. The subadvisers currently define "large-cap" companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000 Index (as of August 31, 2012, between $220 million to $623.51 billion). The Fund has the flexibility to invest in companies of any size and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 2, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 17, 2012